Total
Schwab Target 2010 Index Fund
Schwab® Target 2010 Index Fund
Investment Objective
The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Target 2010 Index Fund Schwab Target 2010 Index Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Target 2010 Index Fund Schwab Target 2010 Index Fund
Management fees	0.08%
Distribution (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses (AFFE)	0.04%	[1]
Total annual fund operating expenses	0.12%	[1]
Less expense reduction	(0.04%)
Total annual fund operating expenses (including AFFE) after expense reduction	0.08%	[1],[2]
[1]	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and do not include AFFE, which reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds during its prior fiscal year.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (including AFFE, but excluding taxes and certain non-routine expenses) of the fund to 0.08% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Target 2010 Index Fund | Schwab Target 2010 Index Fund | USD ($)	8	26	45	103

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who retired at or about the year 2010 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities decreased and its allocation to fixed-income securities increased as the fund approached its target date. The fund’s asset allocation as of February 1, 2023 (the most recent annual adjustment of the fund’s target asset allocations) was approximately 36.5% equity securities, 58.8% fixed-income securities, and 4.6% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities, and 6.0% cash and cash equivalents (including money market funds).
In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.
The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal Risks
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Annual Total Returns (%) as of 12/31

Best Quarter: 8.97% Q2 2020 Worst Quarter: (8.49%) Q2 2022 Year-to-date performance (before taxes) as of 6/30/23: 6.57%
Average Annual Total Returns as of 12/31/22
Average Annual Returns - Schwab Target 2010 Index Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Schwab Target 2010 Index Fund	Before taxes	(13.30%)		2.81%		3.60%		Aug. 25, 2016
After Taxes on Distributions | Schwab Target 2010 Index Fund	After taxes on distributions	(14.07%)		2.03%		2.87%		Aug. 25, 2016
After Taxes on Distributions and Sale of Fund Shares | Schwab Target 2010 Index Fund	After taxes on distributions and sale of shares	(7.72%)		1.94%		2.57%		Aug. 25, 2016
Dow Jones U.S. Total Stock Market Index	Dow Jones U.S. Total Stock Market Index	(19.53%)		8.65%		10.76%		Aug. 25, 2016
Bloomberg US Aggregate Bond Index	Bloomberg US Aggregate Bond Index	(13.01%)		0.02%		0.09%		Aug. 25, 2016
Target 2010 Passive Composite Index	Target 2010 Passive Composite Index	(13.30%)	[1]	2.87%	[1]	3.69%	[1]	Aug. 25, 2016	[1]
[1]	The Target 2010 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2022, the composite is derived using the following portion allocations: 23.7% Dow Jones U.S. Large Cap Total Stock Market Index, 1.5% Dow Jones U.S. Small Cap Total Stock Market Index, 9.6% FTSE Developed ex US Index (Net), 2.6% Dow Jones Equity All REIT Capped Index, 8.6% Bloomberg US Treasury 1-3 Year Index, 43.2% Bloomberg US Aggregate Bond Index, 6.3% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) and 4.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2022, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.